RIGHT OF USE ASSETS - Depreciation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RIGHT OF USE ASSETS
Depreciation	€ 1,106	€ 806
Selling, general and administrative expenses
RIGHT OF USE ASSETS
Depreciation	€ 1,106	€ 806